Provisions - Summary of other provisions (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of other provisions [abstract]
Warranty provision	$ 13,411	$ 6,636
Legal provision	3,406
Restructuring provision	2,009
Current provisions	$ 18,826	$ 6,636	$ 10,549